TAXES (Details Narrative) ¥ in Millions	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Profit before tax	$ (1,275,449)	¥ 3.0	$ (2,343,238)	$ (6,456,883)
Net operating tax loss carry forwards	23,103,352		19,977,031
Valuation allowance	$ 1,168,270		$ 2,996,555
Value added tax rate	6.00%	6.00%	6.00%	6.00%
HONG KONG
Profit before tax	$ 154,696
Net operating tax loss carry forwards	$ 158,812